SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (‘‘US GAAP’’).

The audited consolidated financial statements included the financial statements of the Company, its consolidated subsidiaries, VIEs and VIEs’ subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Revenue recognition

The Group primarily generates revenues from sales commission of the online coupons and storefront fees.

(a) Sales commission of the online coupons

The Group presents revenues on a net basis (representing the amount billed to subscribers less the amount paid to merchants). The Group acts as an agent rather than as the principal in the delivery of the products or services underlying the coupon as it does not assume the risks and rewards of ownership of goods nor is it responsible for the actual fulfillment of services. Both of these are the responsibilities of the merchants.

The Group recognizes revenues when all of the following criteria are met: persuasive evidence of an arrangement exists, which is typically at the point when the Group enters into cooperating agreements to sell online coupons with its merchants and the point when the price becomes fixed or determinable; collectability is reasonably assured, which occurs when the subscribers remit payments to third party payment service providers for coupons purchased; and services to the merchants have been rendered.

The Group earns the related commission revenue as an agent when its subscribers actually redeem their coupons. Until such time, the proceeds received by the Group from selling the online coupons are recorded as advance from customers. During the period from the offer validation to the point of online coupon redemption, the Group is also contractually obligated to provide, maintain and support an online coupon verification system which its merchants must use to validate coupons before services can be redeemed by the Group’s subscribers. The Group also provides ongoing customer service support to its merchants through the redemption of the coupons. The Group has concluded these performance obligations to be a substantive and integral part of the Group’s service delivery process from which it earns its revenue. Based on the above considerations, revenue recognition is deferred until the redemption of the online coupons by the subscribers for the delivery of products or consumption of the services, at which time the underlying sale from which the Group earns its commission has been culminated and the Group has completed its service obligations to its merchants. The Group’s remaining obligations to its merchants after coupon redemption by its subscribers are inconsequential.

The Group adopts operational return and refund policy which offers the subscribers refunds on the coupon they have purchased, if a subscriber is not satisfied with the goods or services after redemption, or if a customer has not redeemed the coupon within twenty days after expiration date of the coupon (the ‘‘Refund Period’’). Historically, the amounts of refund claimed by customers for the redeemed coupons was clearly insignificant. Based on an analysis of historical patterns and amounts of claims by customers, the Group provides a refund reserve with an estimated refund rate close to zero for the redeemed coupons. Currently, unredeemed amounts beyond the Refund Period remains in advance from customers on the balance sheet on a gross basis due to the ambiguity and uncertainty regarding interpretation and application of current PRC laws with respect to the nature of these unredeemed amounts, such as PRC Civil Law, Law on the Protection of the Rights and Interests of Consumers and certain normative documents enacted by the State Administration of Industry and Commerce, or the SAIC. The Group recognizes revenue from these unredeemed amounts until the third anniversary from the expiration date of the coupon, when the possibility for a customer to initiate a claim becomes remote. The Group recognizes nil, nil and $3,993,687 revenue from these unredeemed amounts for the years ended December 31, 2012, 2013 and 2014, respectively.

In addition, the merchants are contractually responsible and liable for the quality of the products or services provided and the Group also holds the right to claim reimbursements from the merchants, therefore, the amounts of costs that the Group incurred as a result of such refunds have been minimal for the years presented.

(b) Storefront fees

The Group also derives the revenue from storefront fees for merchants that have opened online stores with the Company’s website. The merchants pay a fixed fee for an agreed contract period. The Group recognizes revenues ratably over the period the storefront services are provided. In July 2014, the Group launched “WoWo Merchant App”, a customized storefront on mobile devices that integrates reservations, payment, special promotions, membership management and other features which enables local merchants to directly self-manage their marketing and sales campaign on mobile devices, which consists of two parts of revenue streams, APP developing revenue and fixed storefront fee revenue. Revenue for APP developing is recognized when the product is delivered. Merchants also pay fixed storefront fees for further services in an agreed contract period. The Group recognizes revenues ratably over the period the storefront services are provided.

Business tax

The Group is subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. Business taxes deducted in arriving net revenue for the years ended December 31, 2012, 2013 and 2014 totaled $1,266,642, $727,821 and $386,213 respectively.

Value-added tax

In July 2012, the Ministry of Finance and the State Administration of Taxation jointly issued a circular regarding the pilot collection of value-added tax (“VAT”) in lieu of business tax in certain areas and industries in the PRC. Such VAT pilot program is to be phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Starting from September 1, 2012, certain subsidiaries and VIEs became subject to VAT at the rates of 6% or 3%, on certain revenues which were previously subject to business tax, and the VAT totaled $371,736, $1,965,911 and $1,351,185 for the years ended December 31, 2012, 2013 and 2014, respectively.

Rewards programs

The Group issues referral credits to its existing registered subscribers (“referrers”) pursuant to certain of the Group’s marketing programs offered to promote its group-purchase platform to new subscribers (“referees”). In exchange for the promotional services provided by the referrers, the Group deposits credits that can be used for future purchases in the referrers’ accounts upon the referees make purchases. The merchants are considered the Group’s customers under the deemed agency relationship model, therefore when the Group provides the paying subscribers with credits, the Group accrues the costs at issuance in accrued expenses on the balance sheets, with a charge to selling, general and administrative expenses on the statements of operations.

Cost of revenue

Costs of revenues primarily consist of depreciation of property and equipment, payroll of the editorial personnel, processing fees paid to third-party payment service providers, logistics fees paid to third-party courier companies, website hosting costs, short message distribution costs, share-based compensation expenses, amortization of acquired trade name/domain name and refunds to subscribers for redeemed coupons that are not reimbursed by the merchants.

Marketing expenses

Marketing expenses primarily consist of online marketing costs, such as sponsored search and advertising on social networking sites, offline advertising expenses, such as bus exterior or metro walkway advertising and print advertising, payroll of marketing personnel, the amount of the cumulative shortfall incurred when the Group sells online coupons for a specific merchant to its paying subscribers at a loss that results in negative revenue on a cumulative basis in order to enhance market penetration and recognition since the inception of the overall relationship between the merchant and the Group, and email distribution marketing costs.

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Significant accounting estimates reflected in the Group’s consolidated financial statements include useful lives and impairment for property and equipment and intangible assets, impairment of goodwill, valuation allowance for deferred tax assets, fair value of ordinary shares, share-based compensation, allowance for doubtful advance to suppliers and beneficial conversion feature. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and term deposits, which are unrestricted as to withdrawal and use, and have original maturities of three months or less when purchased.

Accounts receivable

Accounts receivable primarily represent the cash due from the third-party payment account paid by subscribers for Wowo coupons. No allowance for doubtful accounts is provided as there is no risk of collecting this account receivable.

Advance to suppliers

Advance to suppliers primarily represent the cash paid to merchants in advance based on the payment terms of the contracts. The carrying amount of the Group’s advance to suppliers is reduced by an allowance for advance to suppliers that reflects management’s best estimate of amounts that will not be collected. The allowance is based on historical loss experiences and any specific risks identified in collection matters. Advance to suppliers are charged off against the allowance for doubtful accounts when it is determined that the advance is uncollectible. The Group’s allowance for doubtful advance to suppliers for the years ended December 31, 2012, 2013 and 2014 was $1,371,650, $1,333,519 and $452,774, respectively and included in Selling, general and administrative expenses in the consolidated statements of operations.

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Computer and software	4 - 5 years
Furniture and fixtures	5 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Acquired intangible assets

Acquired intangible assets with finite lives are carried at cost less accumulated amortization and impairment. Amortization of user base and customer relationship is calculated using the estimated attrition pattern. Amortization of other finite lived intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the acquired assets. The amortization years by major intangible asset classes are as follows:

Trade name/domain name	2 - 10 years
User base	2 years
Operating system	3 years
Customer relationship	2 years

Impairment of intangible assets with finite life

The Group evaluates the recoverability of its intangible assets with finite life, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the intangible assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of carrying amount over the fair value of the assets, as well as whenever events or changes in circumstances indicate the carrying amount of the assets may no longer be recoverable.

Considering that the Group has recurring operating losses, the Group has determined to perform the annual impairment tests on December 31 of each year. As a result of the annual impairment test, the Group recognized impairment loss of nil, $2,034,791 and nil for the years ended December 31, 2012, 2013 and 2014, respectively (see note 6).

Impairment of goodwill

The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The Group has determined to perform the annual impairment tests on December 31 of each year. There was no impairment loss incurred for the years ended December 31, 2012, 2013 and 2014.

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases. Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term and have been included in the operating expenses in the consolidated statements of operations.

Income taxes

Current income taxes are provided in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Foreign currency translation

The functional and reporting currency of the Company, Wowo BVI and Wowo HK is the United States dollar (“U.S. dollars”). The financial records of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling on the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Company’s entities with functional currency of RMB translate their operating results and financial position into the U.S. dollars, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss.

Share-based payments

Share-based payment awards with employees are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation costs net of an estimated forfeiture rate using the straight-line method over the requisite service period, which is generally the vesting period of the options, with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or is expected to differ, from such estimate. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expenses to be recognized in future years.

Shares of acquired entities were granted to employees, who were also the selling shareholders of the acquired entities, as the compensation of their future services. Share-based payment transactions with employees are measured based on the grant date fair value of equity instrument, and recognized as compensation expenses using straight-line method over the requisite service period.

Beneficial conversion feature

For convertible instruments, a beneficial conversion feature is recognized when the conversion price is less than the fair value of the ordinary share into which the instrument is converted at the commitment date. A portion of the proceeds from issuance of the convertible instruments, equal to the intrinsic value, is then allocated to additional paid-in capital. For convertible instruments that have a stated redemption date (such as debt and mandatorily redeemable preferred shares), the discount resulting from recording a beneficial conversion option is accreted from the date of issuance to the stated redemption date of the convertible instrument, regardless of when the earliest conversion date occurs.

In circumstances in which the instrument is converted prior to amortization of the full amount of the discount, the remaining unamortized discount at the date of conversion is immediately recognized as interest expense or as a dividend, as appropriate.

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is presented net of tax, the tax effect is nil for the years ended December 31, 2012, 2013 and 2014.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

No customer accounted for 10% or more of total revenues for the years ended December 31, 2012, 2013 and 2014. No customer accounted for 10% or more of accounts receivable as of December 31, 2013 and 2014.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—inputs are based upon quoted prices for instruments traded in active markets.

•

Level 2—inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based calculation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, cash flow models, and similar techniques.

Fair value of financial instruments

Financial instruments include cash and cash equivalents, amounts due from/to a related party, accounts receivable and accounts payable. The carrying values of cash and cash equivalents, amounts due from/to related parties, accounts receivable and accounts payable approximate their fair values reported in the consolidated balance sheets due to the short-term maturities.

Financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with impairment of intangible assets set out in Note 6.

Net loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible redeemable participating preferred shares, and stock options, which could potentially dilute basic loss per share in the future. To calculate the number of shares for diluted loss per ordinary share, the effect of the convertible redeemable participating preferred shares is computed using the as-if-converted method; the effect of the stock options is computed using the treasury stock method.

Recent accounting pronouncements adopted

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, except as follows. To the extent a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

This ASU applies to all entities that have unrecognized tax benefits when a net operating loss is carried forward, a similar tax loss, or a tax credit carry-forward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The adoption of this guidance did not have a significant effect on our consolidated financial statements.

Recent accounting pronouncements not yet adopted

In May 2014, the FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

• Step 1: Identify the contract(s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1.Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2.Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

•	An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In April, 2014, the FASB issued ASU 2014-08, which amends the definition of a discontinued operation in ASC 205-20 and requires entities to provide additional disclosures about discontinued operations as well as disposal transactions that do not meet the discontinued-operations criteria. The new guidance eliminates the second and third criteria of discontinued operation in ASC 205-20-45-1 and instead requires discontinued-operations treatment for disposals of a component or group of components that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The ASU also expands the scope of ASC 205-20 to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

The ASU also requires entities to reclassify assets and liabilities of a discontinued operation for all comparative periods presented in the statement of financial position.

Regarding the statement of cash flows, an entity must disclose, in all periods presented, either (1) operating and investing cash flows or (2) depreciation and amortization, capital expenditures, and significant operating and investing noncash items related to the discontinued operation.

The ASU is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation— Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The effective date is the same for both public business entities and all other entities.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In August 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is ‘‘substantial doubt about the entity’s ability to continue as a going concern.’’ The new standard is effective for fiscal years ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.